UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Fidelity® High Income
Central Fund 2

Semiannual Report

February 28, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-SANN-0414
1.861965.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Actual	.0019%	$ 1,000.00	$ 1,072.70	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of February 28, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.2	2.7
CCO Holdings LLC/CCO Holdings Capital Corp.	1.5	1.6
Tenet Healthcare Corp.	1.5	0.7
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	1.4	1.6
First Data Corp.	1.4	1.4
	8.0
Top Five Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	9.4	7.7
Energy	9.3	9.8
Telecommunications	9.1	7.8
Diversified Financial Services	6.2	5.7
Technology	5.5	7.1
Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
AAA,AA,A 0.1%	AAA,AA,A 0.0%
BBB 1.3%	BBB 1.5%
BB 27.7%	BB 25.4%
B 45.0%	B 50.5%
CCC,CC,C 15.9%	CCC,CC,C 13.6%
D 0.0%	D 0.1%
Not Rated 0.8%	Not Rated 1.3%
Equities 2.1%	Equities 2.4%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 5.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of February 28, 2014 *		As of August 31, 2013 **
	Nonconvertible Bonds 80.8%		Nonconvertible Bonds 83.8%
	Convertible Bonds, Preferred Stocks 2.2%		Convertible Bonds, Preferred Stocks 2.3%
	Common Stocks 0.3%		Common Stocks 0.5%
	Bank Loan Obligations 9.0%		Bank Loan Obligations 8.1%
	Other Investments 0.6%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 7.1%		Short-Term Investments and Net Other Assets (Liabilities) 5.2%
* Foreign investments	17.4%	** Foreign investments	16.2%

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.2%
	Principal Amount	Value
Convertible Bonds - 0.4%
Capital Goods - 0.1%
General Cable Corp. 5% 11/15/29 (d)	$ 388,000	$ 433,862
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	3,080,000	2,448,600
TOTAL CONVERTIBLE BONDS		2,882,462
Nonconvertible Bonds - 80.8%
Aerospace - 0.3%
Alliant Techsystems, Inc. 6.875% 9/15/20	615,000	666,506
GenCorp, Inc. 7.125% 3/15/21	205,000	221,913
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	770,000	833,525
7.125% 3/15/21	890,000	990,125
		2,712,069
Air Transportation - 0.3%
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (e)	583,745	591,042
Series 2013-1B Class B, 5.625% 1/15/21 (e)	247,531	252,482
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (c)	31,995	0
U.S. Airways pass-thru certificates Series 2013-1:
Class A, 3.95% 5/15/27	885,000	891,638
Class B, 5.375% 5/15/23	365,000	370,931
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	165,075
		2,271,168
Automotive - 2.1%
Affinia Group, Inc. 7.75% 5/1/21	250,000	270,000
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	320,000	333,600
6.25% 3/15/21	605,000	647,350
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (e)(h)	465,000	471,975
Chassix, Inc. 9.25% 8/1/18 (e)	325,000	348,563
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	845,000	929,500
8% 6/15/19 (e)	700,000	770,875
8.25% 6/15/21	1,650,000	1,868,625
8.25% 6/15/21 (e)	700,000	791,000
Dana Holding Corp.:
6.5% 2/15/19	330,000	351,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Dana Holding Corp.: - continued
6.75% 2/15/21	$ 360,000	$ 393,300
Delphi Corp. 6.125% 5/15/21	650,000	723,125
General Motors Acceptance Corp. 8% 11/1/31	2,650,000	3,299,250
General Motors Financial Co., Inc.:
2.75% 5/15/16	850,000	866,575
3.25% 5/15/18	460,000	470,925
4.25% 5/15/23	360,000	363,600
International Automotive Components Group SA 9.125% 6/1/18 (e)	615,000	645,750
Jaguar Land Rover PLC:
4.125% 12/15/18 (e)	1,470,000	1,499,400
5.625% 2/1/23 (e)	290,000	303,050
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,135,000	1,149,188
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (e)(h)	920,000	979,800
Stoneridge, Inc. 9.5% 10/15/17 (e)	195,000	211,088
Tenneco, Inc. 7.75% 8/15/18	330,000	350,213
		18,038,202
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
2.9166% 7/18/16 (h)	1,055,000	1,076,923
4.75% 9/10/18	830,000	883,950
7.5% 9/15/20	2,440,000	2,952,400
8% 3/15/20	1,940,000	2,400,750
Barclays Bank PLC 7.625% 11/21/22	2,160,000	2,386,800
GMAC LLC 8% 12/31/18	225,000	268,313
		9,969,136
Broadcasting - 0.5%
Clear Channel Communications, Inc.:
4.9% 5/15/15	460,000	455,975
5.5% 12/15/16	1,025,000	968,625
10.75% 8/1/16	205,000	210,125
11.25% 3/1/21	675,000	754,313
Sirius XM Radio, Inc. 4.25% 5/15/20 (e)	235,000	229,713
Starz LLC/Starz Finance Corp. 5% 9/15/19	685,000	711,544
Univision Communications, Inc. 6.875% 5/15/19 (e)	925,000	994,375
		4,324,670
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - 4.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (e)	$ 240,000	$ 246,600
Associated Materials LLC 9.125% 11/1/17	2,355,000	2,472,750
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	613,025
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	1,880,000	2,152,600
CEMEX Finance LLC 9.375% 10/12/22 (e)	2,535,000	2,905,110
CEMEX S.A.B. de CV:
5.2469% 9/30/15 (e)(h)	3,305,000	3,415,718
5.875% 3/25/19 (e)	490,000	504,700
7.25% 1/15/21 (e)	3,475,000	3,726,938
9% 1/11/18 (e)	1,925,000	2,095,844
CPG Merger Sub LLC 8% 10/1/21 (e)	1,170,000	1,257,750
HD Supply, Inc.:
7.5% 7/15/20	1,805,000	1,976,475
11.5% 7/15/20	2,555,000	3,117,100
Headwaters, Inc.:
7.25% 1/15/19 (e)	500,000	523,750
7.625% 4/1/19	2,190,000	2,376,150
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	195,000	213,769
Masco Corp. 5.95% 3/15/22	1,405,000	1,517,400
Masonite International Corp. 8.25% 4/15/21 (e)	640,000	704,000
Ply Gem Industries, Inc. 6.5% 2/1/22 (e)	1,105,000	1,116,050
U.S. Concrete, Inc. 8.5% 12/1/18 (e)	1,006,000	1,071,390
USG Corp.:
5.875% 11/1/21 (e)	530,000	564,450
7.875% 3/30/20 (e)	750,000	841,875
8.375% 10/15/18 (e)	1,265,000	1,361,456
		34,774,900
Cable TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,005,000	979,875
5.25% 3/15/21 (e)	680,000	689,350
5.75% 9/1/23 (e)	530,000	533,313
5.75% 1/15/24	1,985,000	1,994,925
6.5% 4/30/21	2,970,000	3,174,188
6.625% 1/31/22	1,305,000	1,406,138
7% 1/15/19	2,855,000	3,022,731
7.375% 6/1/20	900,000	985,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	$ 1,735,000	$ 1,834,763
CSC Holdings LLC:
6.75% 11/15/21	145,000	163,488
8.625% 2/15/19	425,000	510,000
DISH DBS Corp.:
5% 3/15/23	865,000	858,513
5.125% 5/1/20	350,000	362,250
5.875% 7/15/22	550,000	578,875
6.75% 6/1/21	1,312,000	1,469,440
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	1,165,000	1,316,450
Lynx I Corp. 5.375% 4/15/21 (e)	500,000	515,000
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	265,000	278,250
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	4,415,000	4,718,531
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	880,000	970,200
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	450,000	492,188
Virgin Media Finance PLC 4.875% 2/15/22	645,000	580,500
VTR Finance BV 6.875% 1/15/24 (e)	940,000	963,218
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	1,245,000	1,335,263
		29,732,949
Capital Goods - 1.0%
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	360,750
Coleman Cable, Inc. 9% 2/15/18	2,075,000	2,173,563
General Cable Corp. 6.5% 10/1/22 (e)	1,440,000	1,454,400
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	2,285,000	2,364,975
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	2,060,000	2,240,250
		8,593,938
Chemicals - 3.8%
Celanese U.S. Holdings LLC 5.875% 6/15/21	430,000	463,325
Chemtura Corp. 5.75% 7/15/21	415,000	431,600
Hexion U.S. Finance Corp. 6.625% 4/15/20	4,810,000	4,972,338
Huntsman International LLC 4.875% 11/15/20	755,000	770,100
INEOS Finance PLC:
7.5% 5/1/20 (e)	1,005,000	1,105,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
INEOS Finance PLC: - continued
8.375% 2/15/19 (e)	$ 455,000	$ 503,913
INEOS Group Holdings SA 5.875% 2/15/19 (e)	885,000	907,125
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	352,000	383,680
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	410,000	436,138
LSB Industries, Inc. 7.75% 8/1/19 (e)	300,000	321,750
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	2,315,000	2,477,050
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(h)	845,000	878,800
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (e)	2,720,000	2,665,600
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,400,000	1,452,500
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	195,000	221,325
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)	8,435,000	8,772,333
Tronox Finance LLC 6.375% 8/15/20	5,410,000	5,558,775
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)	375,000	405,000
		32,726,852
Consumer Products - 0.5%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (e)(h)	925,000	956,219
Brunswick Corp. 4.625% 5/15/21 (e)	445,000	432,763
Elizabeth Arden, Inc.:
7.375% 3/15/21	220,000	235,400
7.375% 3/15/21 (e)	705,000	754,350
First Quality Finance Co., Inc. 4.625% 5/15/21 (e)	200,000	196,000
Libbey Glass, Inc. 6.875% 5/15/20	396,000	428,670
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	220,000	239,800
6.625% 11/15/22	255,000	277,950
Tempur Sealy International, Inc. 6.875% 12/15/20	395,000	432,525
Wolverine World Wide, Inc. 6.125% 10/15/20	405,000	437,400
		4,391,077
Containers - 4.0%
Ardagh Packaging Finance PLC 9.125% 10/15/20 (e)	2,885,000	3,202,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (e)	$ 490,000	$ 508,375
6.75% 1/31/21 (e)	4,120,000	4,284,800
7% 11/15/20 (e)	284,118	294,062
9.125% 10/15/20 (e)	3,015,000	3,331,575
Ball Corp. 4% 11/15/23	1,695,000	1,625,081
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (e)	530,000	551,200
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (e)	930,495	970,293
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	580,000	616,250
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	680,000	668,100
Graphic Packaging International, Inc.:
4.75% 4/15/21	245,000	246,225
7.875% 10/1/18	425,000	455,281
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	1,560,000	1,630,200
6.875% 2/15/21	2,115,000	2,300,063
7.875% 8/15/19	755,000	834,275
8.25% 2/15/21	3,510,000	3,834,675
9% 4/15/19	1,140,000	1,225,500
9.875% 8/15/19	2,090,000	2,356,475
Sealed Air Corp.:
5.25% 4/1/23 (e)	955,000	969,325
6.5% 12/1/20 (e)	920,000	1,017,750
8.125% 9/15/19 (e)	1,405,000	1,575,356
8.375% 9/15/21 (e)	1,560,000	1,799,850
		34,297,061
Diversified Financial Services - 5.7%
Aircastle Ltd.:
4.625% 12/15/18	685,000	708,975
6.25% 12/1/19	895,000	975,550
7.625% 4/15/20	500,000	568,750
9.75% 8/1/18	900,000	972,000
CIT Group, Inc.:
3.875% 2/19/19	1,875,000	1,901,018
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
CIT Group, Inc.: - continued
4.25% 8/15/17	$ 675,000	$ 707,906
5% 5/15/17	2,510,000	2,691,975
5% 8/15/22	675,000	708,750
5.25% 3/15/18	1,360,000	1,475,600
5.375% 5/15/20	1,600,000	1,728,000
5.5% 2/15/19 (e)	915,000	995,063
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (e)	460,000	473,225
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (e)	495,000	501,188
4.875% 3/15/19 (e)	2,240,000	2,284,800
6% 8/1/20 (e)	1,640,000	1,730,200
International Lease Finance Corp.:
4.625% 4/15/21	915,000	924,150
5.875% 8/15/22	475,000	508,250
6.25% 5/15/19	1,830,000	2,055,090
7.125% 9/1/18 (e)	2,680,000	3,115,500
8.25% 12/15/20	140,000	171,325
8.625% 9/15/15	3,430,000	3,790,150
8.625% 1/15/22	620,000	773,450
8.75% 3/15/17	3,975,000	4,695,469
8.875% 9/1/17	2,640,000	3,168,000
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (e)	415,000	438,863
Mariposa Borrower, Inc./Mariposa Merger Sub LLC 8% 10/15/21 (e)	1,845,000	1,978,763
SLM Corp.:
4.875% 6/17/19	2,355,000	2,431,538
5.5% 1/25/23	715,000	706,956
6% 1/25/17	420,000	458,850
7.25% 1/25/22	535,000	588,500
8% 3/25/20	2,405,000	2,777,775
8.45% 6/15/18	965,000	1,142,319
		48,147,948
Diversified Media - 1.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	820,000	867,150
6.5% 11/15/22	2,160,000	2,300,400
7.625% 3/15/20	1,000,000	1,075,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Clear Channel Worldwide Holdings, Inc.: - continued
7.625% 3/15/20	$ 2,175,000	$ 2,354,438
Darling Escrow Corp. 5.375% 1/15/22 (e)	870,000	892,838
Lamar Media Corp. 5.375% 1/15/24 (e)	455,000	469,788
MDC Partners, Inc. 6.75% 4/1/20 (e)	185,000	197,488
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	685,000	693,563
7.75% 10/15/18	260,000	278,525
WMG Acquisition Corp. 6% 1/15/21 (e)	261,000	272,745
		9,401,935
Electric Utilities - 2.5%
Calpine Corp.:
6% 1/15/22 (e)	815,000	863,900
7.5% 2/15/21 (e)	3,323,000	3,663,608
7.875% 1/15/23 (e)	55,000	61,875
GenOn Energy, Inc.:
9.5% 10/15/18	1,530,000	1,575,900
9.875% 10/15/20	2,285,000	2,319,275
InterGen NV 7% 6/30/23 (e)	3,345,000	3,537,338
Mirant Americas Generation LLC:
8.5% 10/1/21	1,215,000	1,177,031
9.125% 5/1/31	479,000	455,050
NRG Energy, Inc.:
7.625% 5/15/19	217,000	227,308
7.875% 5/15/21	465,000	516,150
NSG Holdings II, LLC 7.75% 12/15/25 (e)	946,000	1,007,490
RRI Energy, Inc. 7.875% 6/15/17	1,555,000	1,566,663
The AES Corp.:
4.875% 5/15/23	1,505,000	1,459,850
7.375% 7/1/21	2,015,000	2,292,063
8% 10/15/17	217,000	257,145
		20,980,646
Energy - 8.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	565,000	576,300
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	501,400
7% 5/20/22	985,000	1,076,113
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	$ 695,000	$ 747,125
6.5% 5/20/21	289,000	310,675
Antero Resources Finance Corp.:
5.375% 11/1/21 (e)	1,065,000	1,088,963
7.25% 8/1/19	903,000	970,725
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	1,750,000	1,671,250
5.875% 8/1/23	315,000	309,488
6.625% 10/1/20	415,000	444,050
Chesapeake Energy Corp.:
3.25% 3/15/16	1,355,000	1,365,163
5.375% 6/15/21	1,800,000	1,926,000
5.75% 3/15/23	865,000	929,875
6.125% 2/15/21	1,005,000	1,110,525
6.625% 8/15/20	1,040,000	1,188,200
6.875% 11/15/20	540,000	621,000
9.5% 2/15/15	1,330,000	1,431,413
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	835,000	905,975
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	485,000	514,100
Clayton Williams Energy, Inc. 7.75% 4/1/19 (e)	915,000	965,325
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	1,340,000	1,410,350
6.125% 3/1/22 (e)	650,000	679,250
7.75% 4/1/19	2,010,000	2,185,875
Edgen Murray Corp. 8.75% 11/1/20 (e)	998,000	1,152,690
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (e)	810,000	854,550
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	535,000	603,213
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	865,000	933,119
9.375% 5/1/20	1,235,000	1,429,513
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	1,226,000	1,282,703
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	1,125,000	1,175,625
6.75% 1/15/22 (e)	470,000	491,150
Forest Oil Corp. 7.25% 6/15/19	167,000	143,620
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Forum Energy Technologies, Inc. 6.25% 10/1/21 (e)	$ 470,000	$ 499,375
Gulfmark Offshore, Inc. 6.375% 3/15/22	730,000	751,900
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	725,000	754,000
Kinder Morgan Holding Co. LLC 5% 2/15/21 (e)	720,000	724,385
Kodiak Oil & Gas Corp. 5.5% 1/15/21	310,000	319,300
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19	1,925,000	2,006,813
7% 11/1/19 (e)	3,315,000	3,455,888
8.625% 4/15/20	920,000	1,002,800
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	536,000	578,880
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	260,000	279,500
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,530,000	1,564,425
7.5% 11/1/19	2,980,000	3,210,950
Oil States International, Inc. 6.5% 6/1/19	655,000	692,663
Pacific Drilling SA 5.375% 6/1/20 (e)	445,000	450,563
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (e)	495,000	519,750
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)	1,830,000	1,871,175
Pioneer Drilling Co. 9.875% 3/15/18	535,000	563,756
Plains Exploration & Production Co. 6.5% 11/15/20	995,000	1,099,475
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23	670,000	626,450
5.5% 4/15/23	460,000	464,600
Rosetta Resources, Inc. 5.625% 5/1/21	725,000	746,750
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (e)	675,000	691,875
6.25% 3/15/22 (e)	2,305,000	2,374,150
Samson Investment Co. 10.75% 2/15/20 (d)(e)	3,885,000	4,317,206
SemGroup Corp. 7.5% 6/15/21	970,000	1,037,900
SESI LLC 6.375% 5/1/19	1,165,000	1,243,638
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	494,063
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	1,247,000	1,371,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (e)	905,000	850,700
5.25% 5/1/23	520,000	521,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.: - continued
6.375% 8/1/22	$ 311,000	$ 333,548
6.875% 2/1/21	580,000	629,300
7.875% 10/15/18	1,235,000	1,324,538
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20 (e)	930,000	971,850
6.125% 10/15/21	890,000	930,050
Tullow Oil PLC 6% 11/1/20 (e)	920,000	940,700
		71,211,239
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (e)	200,000	205,000
5.625% 2/15/24 (e)	215,000	221,988
Regal Entertainment Group 5.75% 3/15/22 (g)	895,000	915,138
		1,342,126
Environmental - 1.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20	980,000	1,063,300
Clean Harbors, Inc.:
5.125% 6/1/21	465,000	474,300
5.25% 8/1/20	630,000	648,900
Covanta Holding Corp.:
5.875% 3/1/24 (g)	645,000	655,481
6.375% 10/1/22	811,000	857,633
7.25% 12/1/20	825,000	899,250
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	455,000	481,163
Tervita Corp.:
8% 11/15/18 (e)	3,510,000	3,703,050
9.75% 11/1/19 (e)	1,740,000	1,787,850
10.875% 2/15/18 (e)	715,000	766,838
		11,337,765
Food & Drug Retail - 2.0%
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/18 pay-in-kind (e)(h)	870,000	906,975
Diamond Foods, Inc. 7% 3/15/19 (e)	470,000	484,688
JBS Investments GmbH 7.75% 10/28/20 (e)	3,505,000	3,627,675
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)	365,000	372,756
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.:
6.75% 6/15/21	$ 6,770,000	$ 7,447,000
7.7% 2/15/27	364,000	395,850
9.25% 3/15/20	1,665,000	1,914,750
Sun Merger Sub, Inc. 5.25% 8/1/18 (e)	460,000	482,425
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind	500,000	518,750
Tops Markets LLC 8.875% 12/15/17	890,000	974,550
		17,125,419
Food/Beverage/Tobacco - 2.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	2,282,000	2,501,643
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	2,471,000	2,597,639
Constellation Brands, Inc. 3.75% 5/1/21	370,000	359,825
DS Waters of America, Inc. 10% 9/1/21 (e)	620,000	685,100
ESAL GmbH 6.25% 2/5/23 (e)	3,295,000	3,064,350
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (e)	1,115,000	1,184,688
H.J. Heinz Co. 6.375% 7/15/28	145,000	152,250
H.J. Heinz Finance Co. 7.125% 8/1/39 (e)	840,000	882,000
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (e)	900,000	897,750
JBS Finance II Ltd. 8.25% 1/29/18 (e)	1,195,000	1,277,455
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (e)	605,000	641,300
7.25% 6/1/21 (e)	1,940,000	2,051,550
8.25% 2/1/20 (e)	2,780,000	3,044,100
Post Holdings, Inc.:
6.75% 12/1/21 (e)	875,000	937,344
7.375% 2/15/22	85,000	92,544
7.375% 2/15/22 (e)	2,265,000	2,466,019
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (e)	200,000	220,000
Smithfield Foods, Inc. 6.625% 8/15/22	750,000	810,000
TreeHouse Foods, Inc. 4.875% 3/15/22 (g)	340,000	345,950
		24,211,507
Gaming - 2.2%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,245,000	1,353,938
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)	195,000	211,088
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	2,425,000	2,328,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	$ 1,655,000	$ 1,609,488
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (e)	1,510,000	1,543,975
Graton Economic Development Authority 9.625% 9/1/19 (e)	520,000	600,600
MCE Finance Ltd. 5% 2/15/21 (e)	440,000	438,900
MGM Mirage, Inc.:
7.625% 1/15/17	1,320,000	1,501,500
7.75% 3/15/22	660,000	757,350
8.625% 2/1/19	2,610,000	3,118,950
Pinnacle Entertainment, Inc. 7.75% 4/1/22	250,000	272,500
PNK Finance Corp. 6.375% 8/1/21 (e)	1,610,000	1,682,450
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (e)	445,000	447,225
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	2,865,000	3,008,250
		18,874,214
Healthcare - 8.9%
Alere, Inc.:
6.5% 6/15/20	2,290,000	2,404,500
7.25% 7/1/18	790,000	867,025
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	295,000	307,538
Community Health Systems, Inc.:
5.125% 8/15/18	775,000	820,531
7.125% 7/15/20	1,115,000	1,218,138
8% 11/15/19	7,242,000	8,045,862
Emergency Medical Services Corp. 8.125% 6/1/19	1,097,000	1,177,904
Endo Health Solutions, Inc. 7% 12/15/20	375,000	406,875
Forest Laboratories, Inc.:
4.375% 2/1/19 (e)	2,345,000	2,509,150
4.875% 2/15/21 (e)	705,000	754,350
5% 12/15/21 (e)	1,160,000	1,241,200
FWCT-2 Escrow Corp.:
5.125% 8/1/21 (e)	2,020,000	2,090,700
6.875% 2/1/22 (e)	6,295,000	6,696,306
HCA Holdings, Inc.:
5.875% 3/15/22	620,000	677,350
5.875% 5/1/23	510,000	539,325
6.25% 2/15/21	1,045,000	1,139,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA Holdings, Inc.: - continued
6.5% 2/15/20	$ 2,595,000	$ 2,929,106
7.25% 9/15/20	1,025,000	1,114,688
8% 10/1/18	2,000,000	2,385,000
Healthcare Technology Intermediate, Inc. 7.375% 9/1/18 pay-in-kind (e)	920,000	952,200
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	405,000	433,350
IMS Health, Inc. 6% 11/1/20 (e)	440,000	470,800
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (e)	590,000	620,975
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	260,000	291,200
Kindred Healthcare, Inc. 8.25% 6/1/19	300,000	323,250
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	2,065,000	2,152,763
6.75% 10/15/22	2,335,000	2,527,638
7.5% 2/15/20	1,430,000	1,544,400
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20	410,000	443,825
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,245,000	1,241,888
5.5% 2/1/21	925,000	952,750
Salix Pharmaceuticals Ltd. 6% 1/15/21 (e)	265,000	283,550
Select Medical Corp. 6.375% 6/1/21	445,000	453,900
Service Corp. International 4.5% 11/15/20	440,000	431,200
Stewart Enterprises, Inc. 6.5% 4/15/19	485,000	510,705
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,081,000
4.5% 4/1/21	220,000	219,450
4.75% 6/1/20	620,000	637,050
6% 10/1/20 (e)	820,000	881,500
6.25% 11/1/18	935,000	1,035,513
6.75% 2/1/20	895,000	955,413
8.125% 4/1/22	5,015,000	5,616,800
Valeant Pharmaceuticals International:
5.625% 12/1/21 (e)	590,000	625,400
6.75% 8/15/21 (e)	1,035,000	1,128,150
6.875% 12/1/18 (e)	3,535,000	3,760,356
7% 10/1/20 (e)	715,000	780,244
7.25% 7/15/22 (e)	1,100,000	1,223,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International: - continued
7.5% 7/15/21 (e)	$ 1,555,000	$ 1,772,700
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,945,000	3,217,413
		75,893,731
Homebuilders/Real Estate - 1.6%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	625,000	642,188
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	1,660,000	1,763,750
CBRE Group, Inc. 6.625% 10/15/20	710,000	759,700
iStar Financial, Inc. 4.875% 7/1/18	445,000	449,450
KB Home:
7.25% 6/15/18	230,000	259,325
8% 3/15/20	555,000	625,763
Lennar Corp. 4.5% 6/15/19	415,000	423,819
M.D.C. Holdings, Inc. 5.5% 1/15/24	1,100,000	1,122,696
Realogy Corp.:
7.625% 1/15/20 (e)	625,000	701,563
7.875% 2/15/19 (e)	295,000	320,075
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (e)	975,000	984,750
Standard Pacific Corp.:
8.375% 5/15/18	1,385,000	1,648,150
8.375% 1/15/21	1,695,000	2,021,288
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (e)	510,000	510,000
William Lyon Homes, Inc. 8.5% 11/15/20	880,000	968,000
		13,200,517
Hotels - 0.6%
FelCor Lodging LP:
5.625% 3/1/23	495,000	497,475
6.75% 6/1/19	2,265,000	2,434,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (e)	1,785,000	1,887,638
		4,819,988
Insurance - 0.4%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	3,355,000	3,531,138
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - 0.2%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	$ 1,585,000	$ 1,610,756
Metals/Mining - 1.5%
Alpha Natural Resources, Inc.:
6% 6/1/19	1,075,000	921,813
6.25% 6/1/21	700,000	591,500
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	230,000	239,200
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	480,000	508,800
Calcipar SA 6.875% 5/1/18 (e)	235,000	249,981
CONSOL Energy, Inc.:
8% 4/1/17	2,260,000	2,358,875
8.25% 4/1/20	1,495,000	1,625,813
Eldorado Gold Corp. 6.125% 12/15/20 (e)	440,000	432,300
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (e)	793,000	821,627
8.25% 11/1/19 (e)	1,270,000	1,400,175
Peabody Energy Corp. 6% 11/15/18	985,000	1,066,263
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	390,000	438,750
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (e)	555,000	571,650
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (e)	160,000	169,600
SunCoke Energy, Inc. 7.625% 8/1/19	530,000	569,750
Walter Energy, Inc. 8.5% 4/15/21	525,000	381,938
		12,348,035
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	4,077,567	0
P.H. Glatfelter Co. 5.375% 10/15/20	330,000	339,900
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	415,000	423,300
Xerium Technologies, Inc. 8.875% 6/15/18	2,575,000	2,755,250
		3,518,450
Publishing/Printing - 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	195,000	215,963
Railroad - 0.1%
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	950,000	1,033,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Restaurants - 0.5%
DineEquity, Inc. 9.5% 10/30/18	$ 2,030,000	$ 2,222,850
Landry's Acquisition Co. 9.375% 5/1/20 (e)	865,000	951,500
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	665,000	706,563
Roadhouse Financing, Inc. 10.75% 10/15/17	180,000	133,200
		4,014,113
Services - 2.2%
Ahern Rentals, Inc. 9.5% 6/15/18 (e)	415,000	456,500
APX Group, Inc.:
6.375% 12/1/19	3,325,000	3,428,906
8.75% 12/1/20	540,000	562,950
8.75% 12/1/20 (e)	265,000	275,600
ARAMARK Corp. 5.75% 3/15/20 (e)	870,000	917,850
Audatex North America, Inc.:
6% 6/15/21 (e)	610,000	651,175
6.125% 11/1/23 (e)	255,000	272,850
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (e)	1,625,000	1,694,063
Corrections Corp. of America 4.125% 4/1/20	1,005,000	982,388
Garda World Security Corp. 7.25% 11/15/21 (e)	600,000	636,000
Hertz Corp.:
5.875% 10/15/20	685,000	726,100
6.25% 10/15/22	625,000	660,938
Laureate Education, Inc. 9.25% 9/1/19 (e)	5,276,000	5,645,320
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)	745,000	797,150
The Geo Group, Inc.:
5.125% 4/1/23	300,000	289,500
6.625% 2/15/21	235,000	251,450
TMS International Corp. 7.625% 10/15/21 (e)	185,000	199,800
United Rentals North America, Inc. 5.75% 7/15/18	455,000	487,988
		18,936,528
Shipping - 1.0%
Aguila 3 SA 7.875% 1/31/18 (e)	455,000	483,438
Kenan Advantage Group, Inc. 8.375% 12/15/18 (e)	1,735,000	1,839,100
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)	755,000	788,975
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (e)	1,845,000	1,914,188
8.125% 2/15/19	2,145,000	2,203,988
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	$ 440,000	$ 471,900
Teekay Corp. 8.5% 1/15/20	825,000	924,000
		8,625,589
Steel - 0.8%
Commercial Metals Co. 4.875% 5/15/23	1,440,000	1,386,000
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	4,390,000	4,565,600
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	435,000	488,288
		6,439,888
Super Retail - 2.0%
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (e)(h)	1,470,000	1,536,150
Claire's Stores, Inc.:
6.125% 3/15/20 (e)	760,000	722,000
7.75% 6/1/20 (e)	1,860,000	1,557,750
8.875% 3/15/19	195,000	189,881
9% 3/15/19 (e)	4,135,000	4,352,088
Limited Brands, Inc.:
6.625% 4/1/21	670,000	751,238
7% 5/1/20	605,000	691,213
Office Depot, Inc. 9.75% 3/15/19 (e)	460,000	533,600
Sally Holdings LLC 6.875% 11/15/19	540,000	592,650
Serta Simmons Holdings, LLC 8.125% 10/1/20 (e)	4,970,000	5,454,575
Sonic Automotive, Inc. 5% 5/15/23	130,000	125,450
The Bon-Ton Department Stores, Inc. 8% 6/15/21	945,000	900,113
		17,406,708
Technology - 3.7%
ADT Corp. 6.25% 10/15/21 (e)	820,000	863,050
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (e)(h)	1,100,000	1,155,000
Avaya, Inc.:
9% 4/1/19 (e)	640,000	665,600
10.5% 3/1/21 (e)	3,818,138	3,617,686
BMC Software Finance, Inc. 8.125% 7/15/21 (e)	3,395,000	3,568,994
BMC Software, Inc. 7.25% 6/1/18	625,000	646,875
CDW LLC/CDW Finance Corp.:
8% 12/15/18	360,000	389,700
8.5% 4/1/19	2,040,000	2,244,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Ceridian Corp. 8.875% 7/15/19 (e)	$ 335,000	$ 382,738
CommScope, Inc. 8.25% 1/15/19 (e)	341,000	371,690
Compiler Finance Sub, Inc. 7% 5/1/21 (e)	1,400,000	1,400,000
First Data Corp.:
6.75% 11/1/20 (e)	990,000	1,069,200
7.375% 6/15/19 (e)	1,030,000	1,116,263
8.25% 1/15/21 (e)	1,212,000	1,315,020
8.75% 1/15/22 pay-in-kind (e)(h)	1,065,000	1,164,844
10.625% 6/15/21 (e)	450,000	506,250
11.75% 8/15/21 (e)	465,000	497,550
12.625% 1/15/21	635,000	758,825
Infor U.S., Inc. 9.375% 4/1/19	415,000	468,950
Lucent Technologies, Inc. 6.45% 3/15/29	115,000	111,838
Micron Technology, Inc. 5.875% 2/15/22 (e)	470,000	491,150
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (e)	880,000	889,900
5.75% 3/15/23 (e)	225,000	236,813
Sanmina-SCI Corp. 7% 5/15/19 (e)	1,535,000	1,627,100
Serena Software, Inc. 10.375% 3/15/16	168,000	159,600
SunGard Data Systems, Inc. 6.625% 11/1/19	1,100,000	1,175,625
VeriSign, Inc. 4.625% 5/1/23	695,000	677,625
Viasystems, Inc. 7.875% 5/1/19 (e)	895,000	961,006
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	2,440,000	2,793,800
		31,326,692
Telecommunications - 9.0%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (e)	605,000	623,906
6.75% 11/15/20 (e)	1,345,000	1,432,425
Altice Financing SA:
6.5% 1/15/22 (e)	3,315,000	3,455,888
7.875% 12/15/19 (e)	350,000	381,500
Altice Finco SA:
8.125% 1/15/24 (e)	2,040,000	2,182,800
9.875% 12/15/20 (e)	1,575,000	1,775,813
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,188,000
Cricket Communications, Inc. 7.75% 10/15/20	760,000	861,650
Crown Castle International Corp. 5.25% 1/15/23	885,000	907,125
Digicel Group Ltd. 6% 4/15/21 (e)	3,455,000	3,472,275
Frontier Communications Corp. 8.5% 4/15/20	1,560,000	1,801,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)	$ 2,900,000	$ 2,867,375
6.625% 12/15/22 (e)	2,110,000	2,226,050
7.25% 4/1/19	1,255,000	1,352,263
7.5% 4/1/21	2,420,000	2,668,050
Intelsat Luxembourg SA:
6.75% 6/1/18 (e)	675,000	718,875
7.75% 6/1/21 (e)	4,705,000	5,063,756
Level 3 Communications, Inc. 8.875% 6/1/19	485,000	534,713
Level 3 Financing, Inc.:
6.125% 1/15/21 (e)	1,020,000	1,078,650
7% 6/1/20	675,000	735,750
MetroPCS Wireless, Inc. 6.625% 11/15/20	1,705,000	1,828,613
Millicom International Cellular SA 4.75% 5/22/20 (e)	610,000	585,600
NII Capital Corp. 7.625% 4/1/21	130,000	48,100
Pacnet Ltd. 9% 12/12/18 (e)	200,000	210,500
SBA Communications Corp. 5.625% 10/1/19	445,000	466,138
Sprint Capital Corp. 6.9% 5/1/19	7,580,000	8,338,000
Sprint Communications, Inc.:
6% 11/15/22	1,015,000	1,040,375
9% 11/15/18 (e)	465,000	569,625
Sprint Corp.:
7.125% 6/15/24 (e)	1,390,000	1,459,500
7.25% 9/15/21 (e)	3,615,000	3,958,425
7.875% 9/15/23 (e)	1,725,000	1,910,438
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	670,000	707,688
6.125% 1/15/22	655,000	691,844
6.25% 4/1/21	1,310,000	1,396,788
6.464% 4/28/19	2,300,000	2,455,250
6.542% 4/28/20	1,150,000	1,244,875
6.625% 4/1/23	875,000	940,625
6.633% 4/28/21	970,000	1,050,025
Telesat Canada/Telesat LLC 6% 5/15/17 (e)	1,560,000	1,618,500
ViaSat, Inc. 6.875% 6/15/20	870,000	925,463
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	1,270,000	1,336,675
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Finance SA: - continued
11.75% 7/15/17 (e)	$ 2,195,000	$ 2,323,956
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	5,848,913	6,082,870
		76,518,537
Textiles & Apparel - 0.4%
DPL, Inc. 7.75% 10/15/20 (e)	1,085,000	1,055,163
Hanesbrands, Inc. 6.375% 12/15/20	2,160,000	2,370,600
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (e)	235,000	240,875
		3,666,638
TOTAL NONCONVERTIBLE BONDS		687,571,217
TOTAL CORPORATE BONDS (Cost $647,283,139)		690,453,679
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(h) (Cost $35,295)	72,633	44,306
Common Stocks - 0.3%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc.	9,691	471,758
Building Materials - 0.2%
Nortek, Inc. (a)	18,580	1,345,006
Publishing/Printing - 0.0%
RDA Holding Co. warrants (a)(j)	6,468	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	763	68,266
Class B (a)	254	22,725
		90,991
Common Stocks - continued
	Shares	Value
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	78,000	$ 343,200
TOTAL COMMON STOCKS (Cost $4,114,182)		2,250,955
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	2,866	3,304,613
Huntington Bancshares, Inc. 8.50%	3,170	4,025,900
		7,330,513
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (e)	1,300	1,451,938
TOTAL CONVERTIBLE PREFERRED STOCKS		8,782,451
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (e)	3,781	3,727,475
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	103,471	2,809,238
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,536,713
TOTAL PREFERRED STOCKS (Cost $12,363,283)		15,319,164
Bank Loan Obligations - 9.0%
	Principal Amount
Automotive - 0.4%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (h)	$ 94,525	94,998
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (h)	520,000	520,676
Chrysler Group LLC:
term loan 3.25% 12/31/18 (h)	1,065,000	1,062,338
Tranche B, term loan 3.5% 5/24/17 (h)	355,000	355,444
Bank Loan Obligations - continued
	Principal Amount	Value
Automotive - continued
Federal-Mogul Corp.:
Tranche B, term loan 2.0975% 12/27/14 (h)	$ 1,124,055	$ 1,114,220
Tranche C, term loan 2.0975% 12/27/15 (h)	661,499	655,711
		3,803,387
Broadcasting - 0.2%
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (h)	730,000	737,300
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (h)	535,000	537,006
		1,274,306
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (h)	1,105,000	1,105,000
Cable TV - 0.6%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (h)	3,150,947	3,150,947
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (h)	621,875	618,766
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (h)	1,064,376	1,072,582
		4,842,295
Capital Goods - 0.6%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (h)	2,658,338	2,645,046
Rexnord LLC Tranche B, term loan 4% 8/21/20 (h)	1,629,763	1,629,763
SRAM LLC. Tranche B, term loan 4.0182% 4/10/20 (h)	748,922	748,922
		5,023,731
Chemicals - 0.1%
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (h)	581,514	587,330
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (h)	159,200	159,996
		747,326
Consumer Products - 0.1%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (h)	174,563	174,563
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (h)	800,965	800,965
		975,528
Bank Loan Obligations - continued
	Principal Amount	Value
Containers - 0.1%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4.25% 12/17/19 (h)	$ 90,000	$ 90,338
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (h)	855,000	853,931
		944,269
Diversified Financial Services - 0.2%
Delos Finance SARL Tranche B LN, term loan 2/27/21 (i)	1,295,000	1,299,856
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (h)	518,700	518,700
Electric Utilities - 0.4%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (h)	1,960,150	1,938,098
Tranche B 2LN, term loan 3.25% 1/31/22 (h)	263,675	262,027
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (h)	715,000	715,000
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (h)	588,150	579,328
		3,494,453
Energy - 0.7%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (h)	1,860,000	1,857,675
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (h)	2,410,000	2,512,425
Tranche B 1LN, term loan 3.875% 9/30/18 (h)	329,488	330,311
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (h)	558,600	564,186
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)	159,200	159,996
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (h)	200,000	201,750
Sheridan Investment Partners I term loan 4.25% 12/16/20 (h)	289,676	291,501
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (h)	40,296	40,550
Tranche M, term loan 4.25% 12/16/20 (h)	15,028	15,123
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (h)	135,000	136,013
		6,109,530
Bank Loan Obligations - continued
	Principal Amount	Value
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (h)	$ 585,575	$ 585,575
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (h)	135,000	134,663
		720,238
Environmental - 0.0%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (h)	115,000	115,000
Food & Drug Retail - 0.1%
BRE Select Hotels Corp. REL 7.095% 5/9/18 (h)	1,155,000	1,155,000
Food/Beverage/Tobacco - 0.2%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (h)	250,000	252,500
Tranche B 1LN, term loan 4.25% 2/18/21 (h)	500,000	500,000
DS Waters of America, Inc. Tranche B 1LN, term loan 5.25% 8/30/20 (h)	688,275	697,739
		1,450,239
Gaming - 0.2%
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (h)	189,000	192,308
5.5% 11/21/19 (h)	81,000	82,418
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (h)	1,170,000	1,171,463
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (h)	189,050	189,759
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (h)	249,375	249,687
		1,885,635
Healthcare - 0.5%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (h)	867,610	875,201
HCA Holdings, Inc.:
Tranche B 4LN, term loan 2.9966% 5/1/18 (h)	982,164	980,985
Tranche B 5LN, term loan 2.9045% 3/31/17 (h)	1,106,022	1,104,695
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (h)	900,000	902,250
		3,863,131
Homebuilders/Real Estate - 0.2%
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (h)	1,955,763	1,965,541
Bank Loan Obligations - continued
	Principal Amount	Value
Hotels - 0.3%
Four Seasons Holdings, Inc. Tranche B 1LN, term loan 3.5% 6/27/20 (h)	$ 214,463	$ 214,731
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (h)	1,961,842	1,971,651
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (h)	99,750	100,748
		2,287,130
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (h)	473,025	460,017
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (h)	1,341,638	1,353,377
		1,813,394
Restaurants - 0.4%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (h)	3,300,000	3,295,875
Services - 0.8%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (h)	1,185,000	1,180,556
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (h)	1,161,438	1,165,549
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (h)	314,213	315,784
Garda World Security Corp.:
term loan 4% 11/8/20 (h)	274,035	274,378
Tranche DD, term loan 4% 11/8/20 (h)	70,102	70,190
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)	2,186,875	2,148,605
ServiceMaster Co. term loan 4.25% 1/31/17 (h)	1,635,785	1,635,785
		6,790,847
Super Retail - 0.5%
BJ's Wholesale Club, Inc. Tranche 2LN, term loan 8.5% 3/31/20 (h)	105,000	108,413
J. Crew Group, Inc. Tranche B LN, term loan 2/28/21 (i)	231,159	230,292
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	1,279,750	1,265,353
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 5% 10/25/20 (h)	2,992,500	3,022,425
		4,626,483
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - 1.8%
Avaya, Inc. Tranche B 3LN, term loan 4.7336% 10/26/17 (h)	$ 1,268,506	$ 1,234,345
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (h)	2,135,000	2,143,006
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (h)	3,738,164	3,728,819
First Data Corp. term loan 4.1555% 3/24/18 (h)	4,784,895	4,796,857
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (h)	2,050,860	2,050,860
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (h)	470,000	468,825
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (h)	80,000	80,800
Tranche B 1LN, term loan 4.5% 10/30/19 (h)	34,900	35,075
NXP BV Tranche D, term loan 3.25% 1/11/20 (h)	463,838	463,838
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9075% 2/28/17 (h)	263,682	264,341
Tranche E, term loan 4% 3/8/20 (h)	339,863	341,137
		15,607,903
Telecommunications - 0.1%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (h)	110,000	112,750
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (h)	542,822	542,822
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (h)	225,000	226,418
		881,990
TOTAL BANK LOAN OBLIGATIONS (Cost $75,434,779)		76,596,787
Preferred Securities - 0.6%

Banks & Thrifts - 0.6%
Barclays PLC 8.25% (f)(h)	890,000	969,533
Credit Agricole SA 7.875% (e)(f)(h)	1,295,000	1,401,165
Credit Suisse Group 7.5% (e)(f)(h)	1,165,000	1,302,160
JPMorgan Chase & Co. 6.75% (f)(h)	1,410,000	1,479,666
TOTAL PREFERRED SECURITIES (Cost $4,785,205)		5,152,524
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $42,989,619)	42,989,619	$ 42,989,619
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $787,005,502)		832,807,034
NET OTHER ASSETS (LIABILITIES) - 2.1%		17,773,511
NET ASSETS - 100%		$ 850,580,545
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $335,276,321 or 39.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) The coupon rate will be determined upon settlement of the loan after period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
RDA Holding Co. warrants	2/27/07 - 3/7/07	$ 2,004,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,682
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ -	$ -	$ -	$ -
Energy	1,451,938	-	1,451,938	-
Financials	14,338,984	10,611,509	3,727,475	-
Industrials	1,435,997	1,345,006	-	90,991
Telecommunication Services	343,200	343,200	-	-
Corporate Bonds	690,453,679	-	690,453,679	-
Commercial Mortgage Securities	44,306	-	-	44,306
Bank Loan Obligations	76,596,787	-	75,441,787	1,155,000
Preferred Securities	5,152,524	-	5,152,524	-
Money Market Funds	42,989,619	42,989,619	-	-
Total Investments in Securities:	$ 832,807,034	$ 55,289,334	$ 776,227,403	$ 1,290,297
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.6%
Luxembourg	5.7%
Canada	1.9%
Cayman Islands	1.5%
Ireland	1.4%
Mexico	1.1%
Netherlands	1.0%
United Kingdom	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $744,015,883)	$ 789,817,415
Fidelity Central Funds (cost $42,989,619)	42,989,619
Total Investments (cost $787,005,502)		$ 832,807,034
Cash		1,162,644
Receivable for investments sold Regular delivery		11,276,338
Delayed delivery		1,041,960
Interest receivable		12,934,648
Distributions receivable from Fidelity Central Funds		2,683
Other receivables		1,490
Total assets		859,226,797

Liabilities
Payable for investments purchased Regular delivery	$ 6,760,958
Delayed delivery	1,880,000
Distributions payable	72
Other payables and accrued expenses	5,222
Total liabilities		8,646,252

Net Assets		$ 850,580,545
Net Assets consist of:
Paid in capital		$ 804,779,013
Net unrealized appreciation (depreciation) on investments		45,801,532
Net Assets, for 7,148,657 shares outstanding		$ 850,580,545
Net Asset Value, offering price and redemption price per share ($850,580,545 ÷ 7,148,657 shares)		$ 118.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2014 (Unaudited)

Investment Income
Dividends		$ 394,763
Interest		25,724,136
Income from Fidelity Central Funds		20,682
Total income		26,139,581

Expenses
Custodian fees and expenses	$ 7,559
Independent directors' compensation	1,689
Total expenses before reductions	9,248
Expense reductions	(1,910)	7,338
Net investment income (loss)		26,132,243
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,325,874
Change in net unrealized appreciation (depreciation) on investment securities		26,211,043
Net gain (loss)		31,536,917
Net increase (decrease) in net assets resulting from operations		$ 57,669,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,132,243	$ 52,380,916
Net realized gain (loss)	5,325,874	11,543,285
Change in net unrealized appreciation (depreciation)	26,211,043	(13,608,361)
Net increase (decrease) in net assets resulting from operations	57,669,160	50,315,840
Distributions to partners from net investment income	(25,076,968)	(48,345,977)
Affiliated share transactions Proceeds from sales of shares	2,002,563	-
Reinvestment of distributions	25,076,509	48,345,049
Net increase (decrease) in net assets resulting from share transactions	27,079,072	48,345,049
Total increase (decrease) in net assets	59,671,264	50,314,912

Net Assets
Beginning of period	790,909,281	740,594,369
End of period	$ 850,580,545	$ 790,909,281
Other Affiliated Information Shares
Sold	17,403	-
Issued in reinvestment of distributions	214,007	416,172
Net increase (decrease)	231,410	416,172

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 114.34	$ 113.92	$ 106.05	$ 105.40	$ 94.45	$ 98.62
Income from Investment Operations
Net investment income (loss) D	3.721	7.828	8.659	9.048	9.362	8.623
Net realized and unrealized gain (loss)	4.491	(.180)	6.901	(.660)	9.337	(5.390)
Total from investment operations	8.212	7.648	15.560	8.388	18.699	3.233
Distributions to partners from net investment income	(3.572)	(7.228)	(7.690)	(7.738)	(7.749)	(7.403)
Net asset value, end of period	$ 118.98	$ 114.34	$ 113.92	$ 106.05	$ 105.40	$ 94.45
Total Return B, C	7.27%	6.79%	15.22%	7.88%	20.25%	4.83%
Ratios to Average Net Assets E, H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	6.42% A	6.73%	7.93%	8.18%	9.08%	10.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 850,581	$ 790,909	$ 740,594	$ 642,811	$ 531,596	$ 465,555
Portfolio turnover rate F	58% A	42%	36%	43%	65%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

1. Organization.

Fidelity® High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, equity-debt classifications and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 53,427,249
Gross unrealized depreciation	(4,912,720)
Net unrealized appreciation (depreciation) on securities and other investments	$ 48,514,529

Tax Cost	$ 784,292,505

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $230,171,501 and $221,945,746, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc.( the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,689.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $221.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Specialized High Income
Central Fund

Semiannual Report

February 28, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-SANN-0414
1.820820.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Actual	.0020%	$ 1,000.00	$ 1,066.80	$ .01
Hypothetical A		$ 1,000.00	$ 1,024.78	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of February 28, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exterran Holdings Inc.	2.6	2.4
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.6	3.5
International Lease Finance Corp.	2.5	3.5
SLM Corp.	2.4	0.2
T-Mobile U.S.A., Inc.	2.2	0.7
	12.3
Top Five Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	14.5	15.7
Diversified Financial Services	10.9	10.0
Telecommunications	7.2	4.7
Electric Utilities	6.7	9.7
Technology	6.3	5.6
Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
BBB 4.2%	BBB 3.1%
BB 70.7%	BB 64.4%
B 20.7%	B 25.9%
CCC,CC,C 0.5%	CCC,CC,C 0.0%
Not Rated 0.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 6.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Nonconvertible Bonds 92.2%		Nonconvertible Bonds 92.7%
	Bank Loan Obligations 4.1%		Bank Loan Obligations 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 3.7%		Short-Term Investments and Net Other Assets (Liabilities) 6.6%
* Foreign investments	24.0%	** Foreign investments	18.5%

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.2%
	Principal Amount	Value
Aerospace - 0.4%
GenCorp, Inc. 7.125% 3/15/21	$ 220,000	$ 238,150
Triumph Group, Inc. 4.875% 4/1/21	1,425,000	1,407,188
		1,645,338
Air Transportation - 2.0%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	587,220	666,494
5.5% 4/29/22	950,000	983,250
9.25% 5/10/17	246,897	276,524
Delta Air Lines, Inc. pass-thru trust certificates:
Series 2012-1B Class B, 6.875% 5/7/19 (c)	1,227,811	1,341,383
6.375% 7/2/17 (c)	690,000	738,300
6.75% 5/23/17	690,000	738,300
8.021% 8/10/22	827,859	927,202
8.954% 8/10/14	258,147	260,728
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,025,084	1,122,467
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,088,745	1,170,401
12% 1/15/16 (c)	141,366	159,744
		8,384,793
Automotive - 2.2%
Dana Holding Corp.:
5.375% 9/15/21	310,000	319,300
6% 9/15/23	1,390,000	1,438,650
General Motors Co.:
3.5% 10/2/18 (c)	1,715,000	1,770,738
6.25% 10/2/43 (c)	1,665,000	1,843,988
General Motors Financial Co., Inc.:
3.25% 5/15/18	1,775,000	1,817,156
4.75% 8/15/17	1,095,000	1,184,243
Jaguar Land Rover PLC 4.125% 12/15/18 (c)	740,000	754,800
		9,128,875
Banks & Thrifts - 2.2%
Ally Financial, Inc. 3.5% 1/27/19	2,210,000	2,221,050
Barclays Bank PLC 7.625% 11/21/22	6,175,000	6,823,375
Royal Bank of Scotland Group PLC 6% 12/19/23	105,000	108,119
		9,152,544
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - 0.8%
AMC Networks, Inc. 4.75% 12/15/22	$ 1,825,000	$ 1,834,125
Starz LLC/Starz Finance Corp. 5% 9/15/19	1,240,000	1,288,050
		3,122,175
Building Materials - 2.1%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	4,390,000	4,763,150
6.875% 8/15/18 (c)	2,435,000	2,559,794
Masco Corp. 5.95% 3/15/22	1,175,000	1,269,000
		8,591,944
Cable TV - 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 7% 1/15/19	4,705,000	4,981,419
Cogeco Cable, Inc. 4.875% 5/1/20 (c)	1,720,000	1,720,000
DISH DBS Corp.:
4.25% 4/1/18	490,000	509,600
7.875% 9/1/19	620,000	728,500
Lynx I Corp. 5.375% 4/15/21 (c)	2,355,000	2,425,650
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	1,125,000	1,164,375
UPCB Finance V Ltd. 7.25% 11/15/21 (c)	1,410,000	1,554,525
		13,084,069
Capital Goods - 0.2%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	810,000	846,450
Chemicals - 3.0%
Ashland, Inc. 3.875% 4/15/18	3,235,000	3,348,225
INEOS Finance PLC 8.375% 2/15/19 (c)	1,155,000	1,279,163
LSB Industries, Inc. 7.75% 8/1/19 (c)	355,000	380,738
NOVA Chemicals Corp. 5.25% 8/1/23 (c)	1,800,000	1,917,000
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	2,525,000	2,619,688
Rockwood Specialties Group, Inc. 4.625% 10/15/20	2,020,000	2,095,750
Tronox Finance LLC 6.375% 8/15/20	870,000	893,925
		12,534,489
Consumer Products - 0.4%
First Quality Finance Co., Inc. 4.625% 5/15/21 (c)	1,485,000	1,455,300
Containers - 3.2%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	2,420,000	2,589,400
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (c)	200,000	213,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Ball Corp. 4% 11/15/23	$ 3,365,000	$ 3,226,194
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	7,245,000	7,118,213
		13,147,557
Diversified Financial Services - 10.8%
Aircastle Ltd.:
4.625% 12/15/18	1,580,000	1,635,300
6.25% 12/1/19	1,965,000	2,141,850
6.75% 4/15/17	660,000	737,550
CIT Group, Inc.:
3.875% 2/19/19	665,000	674,228
5% 8/15/22	800,000	840,000
5.25% 3/15/18	1,625,000	1,763,125
5.5% 2/15/19 (c)	1,360,000	1,479,000
FLY Leasing Ltd. 6.75% 12/15/20	885,000	913,763
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (c)	2,585,000	2,617,313
4.875% 3/15/19 (c)	2,775,000	2,830,500
5.875% 2/1/22 (c)	2,885,000	2,942,700
6% 8/1/20 (c)	2,230,000	2,352,650
ILFC E-Capital Trust I 5.46% 12/21/65 (c)(d)	1,875,000	1,743,750
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	1,525,000	1,456,375
International Lease Finance Corp.:
3.875% 4/15/18	1,510,000	1,553,413
4.625% 4/15/21	510,000	515,100
5.875% 4/1/19	485,000	535,925
5.875% 8/15/22	775,000	829,250
6.25% 5/15/19	1,815,000	2,038,245
8.75% 3/15/17	4,135,000	4,884,469
SLM Corp.:
4.875% 6/17/19	2,310,000	2,385,075
5.5% 1/15/19	3,715,000	3,928,613
5.5% 1/25/23	1,330,000	1,315,038
8% 3/25/20	455,000	525,525
8.45% 6/15/18	1,690,000	2,000,538
		44,639,295
Diversified Media - 0.7%
Darling Escrow Corp. 5.375% 1/15/22 (c)	275,000	282,219
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	$ 1,335,000	$ 1,351,688
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (c)	1,050,000	1,102,500
		2,736,407
Electric Utilities - 6.7%
Atlantic Power Corp. 9% 11/15/18	4,620,000	4,874,100
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	1,325,000	1,427,688
Mirant Americas Generation LLC 9.125% 5/1/31	515,000	489,250
NRG Energy, Inc.:
6.25% 7/15/22 (c)	1,040,000	1,080,300
7.625% 1/15/18	3,505,000	3,960,650
NSG Holdings II, LLC 7.75% 12/15/25 (c)	7,385,000	7,865,025
The AES Corp.:
4.875% 5/15/23	1,400,000	1,358,000
7.375% 7/1/21	5,749,000	6,539,488
		27,594,501
Energy - 13.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,890,000	1,927,800
Chesapeake Energy Corp. 6.125% 2/15/21	2,740,000	3,027,700
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,025,000	1,094,188
6.125% 7/15/22	1,195,000	1,296,575
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	2,300,000	2,438,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (c)	325,000	339,625
Denbury Resources, Inc.:
4.625% 7/15/23	3,385,000	3,190,363
6.375% 8/15/21	4,025,000	4,336,938
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	2,595,000	2,799,356
Exterran Holdings, Inc. 7.25% 12/1/18	10,249,000	10,838,293
Gibson Energy, Inc. 6.75% 7/15/21 (c)	965,000	1,037,375
Hornbeck Offshore Services, Inc.:
5% 3/1/21	620,000	616,900
5.875% 4/1/20	310,000	322,400
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (c)	695,000	699,233
5.625% 11/15/23 (c)	1,005,000	1,010,238
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	$ 976,000	$ 1,049,200
Oil States International, Inc. 6.5% 6/1/19	4,435,000	4,690,013
Petroleum Geo-Services ASA 7.375% 12/15/18 (c)	2,810,000	3,027,775
Precision Drilling Corp. 6.625% 11/15/20	3,830,000	4,117,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (c)	615,000	578,100
5.25% 5/1/23	2,175,000	2,180,438
6.375% 8/1/22	1,391,000	1,491,848
6.875% 2/1/21	450,000	488,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	245,000	256,025
Whiting Petroleum Corp.:
5% 3/15/19	1,350,000	1,427,625
5.75% 3/15/21	1,385,000	1,495,800
		55,777,308
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25% 2/15/22 (c)	325,000	333,125
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (c)	485,000	503,188
5.375% 11/1/23 (c)	360,000	371,700
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (c)	850,000	886,125
		2,094,138
Environmental - 3.0%
Clean Harbors, Inc.:
5.125% 6/1/21	2,785,000	2,840,700
5.25% 8/1/20	2,315,000	2,384,450
Covanta Holding Corp. 7.25% 12/1/20	6,445,000	7,025,050
		12,250,200
Food & Drug Retail - 0.4%
JBS Investments GmbH 7.75% 10/28/20 (c)	1,655,000	1,712,925
Food/Beverage/Tobacco - 2.3%
Barry Callebaut Services NV 5.5% 6/15/23 (c)	1,200,000	1,234,836
ESAL GmbH 6.25% 2/5/23 (c)	2,850,000	2,650,500
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (c)	1,245,000	1,241,888
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (c)	$ 855,000	$ 904,163
8.25% 2/1/20 (c)	3,235,000	3,542,325
		9,573,712
Gaming - 1.5%
MCE Finance Ltd. 5% 2/15/21 (c)	5,050,000	5,037,375
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (c)	1,220,000	1,226,100
		6,263,475
Healthcare - 5.0%
Community Health Systems, Inc. 5.125% 8/15/18	5,155,000	5,457,856
FWCT-2 Escrow Corp. 5.125% 8/1/21 (c)	1,160,000	1,200,600
HealthSouth Corp. 7.25% 10/1/18	1,813,000	1,926,313
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,635,000	1,769,888
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	2,145,000	2,209,350
Tenet Healthcare Corp.:
6% 10/1/20 (c)	410,000	440,750
6.25% 11/1/18	400,000	443,000
Valeant Pharmaceuticals International 6.875% 12/1/18 (c)	4,790,000	5,095,363
VPI Escrow Corp. 6.375% 10/15/20 (c)	1,810,000	1,977,425
		20,520,545
Homebuilders/Real Estate - 2.9%
CBRE Group, Inc. 6.625% 10/15/20	915,000	979,050
D.R. Horton, Inc.:
3.625% 2/15/18	820,000	841,525
3.75% 3/1/19	665,000	671,650
4.375% 9/15/22	1,250,000	1,215,625
4.75% 5/15/17	1,425,000	1,524,750
Howard Hughes Corp. 6.875% 10/1/21 (c)	800,000	844,000
Lennar Corp.:
4.125% 12/1/18	1,855,000	1,887,463
4.5% 6/15/19	665,000	679,131
Toll Brothers Finance Corp.:
4% 12/31/18	935,000	958,375
4.375% 4/15/23	2,425,000	2,346,188
		11,947,757
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - 1.2%
NCL Corp. Ltd. 5% 2/15/18	$ 2,025,000	$ 2,100,938
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	1,445,000	1,491,963
7.5% 10/15/27	1,415,000	1,556,500
		5,149,401
Metals/Mining - 3.5%
Boart Longyear Management Pty Ltd.:
7% 4/1/21 (c)	2,700,000	1,971,000
10% 10/1/18 (c)	395,000	402,900
CONSOL Energy, Inc.:
8% 4/1/17	1,405,000	1,466,469
8.25% 4/1/20	790,000	859,125
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	4,115,000	4,250,795
6.875% 4/1/22 (c)	1,795,000	1,947,575
7% 11/1/15 (c)	669,000	693,151
New Gold, Inc. 6.25% 11/15/22 (c)	2,885,000	2,885,000
		14,476,015
Paper - 1.0%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (c)	1,595,000	1,626,900
7.75% 7/15/17 (c)	2,400,000	2,664,000
		4,290,900
Publishing/Printing - 1.0%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	615,000	650,363
7% 2/15/22	620,000	688,200
7.25% 5/15/18	665,000	771,400
7.625% 6/15/20	185,000	209,513
7.875% 3/15/21	610,000	695,400
8.25% 3/15/19	840,000	980,700
		3,995,576
Services - 2.3%
Audatex North America, Inc.:
6% 6/15/21 (c)	1,190,000	1,270,325
6.125% 11/1/23 (c)	125,000	133,750
Bankrate, Inc. 6.125% 8/15/18 (c)	2,870,000	3,024,263
FTI Consulting, Inc. 6.75% 10/1/20	4,685,000	5,094,938
		9,523,276
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - 1.2%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (c)	$ 4,730,000	$ 4,907,375
Steel - 0.6%
Commercial Metals Co. 4.875% 5/15/23	720,000	693,000
Steel Dynamics, Inc. 6.125% 8/15/19	1,787,000	1,952,298
		2,645,298
Super Retail - 1.2%
Best Buy Co., Inc. 5% 8/1/18	4,965,000	5,138,775
Technology - 5.3%
Activision Blizzard, Inc. 5.625% 9/15/21 (c)	680,000	731,000
ADT Corp.:
2.25% 7/15/17	345,000	342,608
4.125% 6/15/23	340,000	319,552
6.25% 10/15/21 (c)	2,720,000	2,862,800
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	810,000	765,450
Flextronics International Ltd. 4.625% 2/15/20	3,050,000	3,107,188
Micron Technology, Inc. 5.875% 2/15/22 (c)	1,365,000	1,426,425
Nuance Communications, Inc. 5.375% 8/15/20 (c)	4,962,000	4,974,405
Seagate HDD Cayman 3.75% 11/15/18 (c)	4,045,000	4,176,463
VeriSign, Inc. 4.625% 5/1/23	2,390,000	2,330,250
Viasystems, Inc. 7.875% 5/1/19 (c)	920,000	987,850
		22,023,991
Telecommunications - 7.2%
Altice Financing SA:
6.5% 1/15/22 (c)	200,000	208,500
7.875% 12/15/19 (c)	5,840,000	6,365,600
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,955,000	3,915,450
MasTec, Inc. 4.875% 3/15/23	670,000	649,900
Sprint Capital Corp.:
6.875% 11/15/28	335,000	332,488
8.75% 3/15/32	995,000	1,116,888
Sprint Communications, Inc. 9% 11/15/18 (c)	3,810,000	4,667,250
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	4,645,000	4,906,281
6.464% 4/28/19	3,980,000	4,248,650
TW Telecom Holdings, Inc. 5.375% 10/1/22	400,000	408,000
Wind Acquisition Finance SA:
7.25% 2/15/18 (c)	1,725,000	1,815,563
7.25% 2/15/18 (c)	1,015,000	1,068,288
		29,702,858
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - 0.7%
The William Carter Co. 5.25% 8/15/21 (c)	$ 2,730,000	$ 2,798,250
TOTAL NONCONVERTIBLE BONDS (Cost $367,767,326)		380,855,512
Bank Loan Obligations - 4.1%

Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (d)	260,000	260,338
Chrysler Group LLC:
term loan 3.25% 12/31/18 (d)	520,000	518,700
Tranche B, term loan 3.5% 5/24/17 (d)	170,000	170,213
		949,251
Cable TV - 0.9%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (d)	3,610,927	3,592,873
Diversified Financial Services - 0.1%
Delos Finance SARL Tranche B LN, term loan 2/27/21 (e)	630,000	632,363
Energy - 1.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	2,030,000	2,073,239
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (d)	1,020,000	1,018,725
Fieldwood Energy, LLC Tranche B 1LN, term loan 3.875% 9/30/18 (d)	60,000	60,150
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	995,000	1,004,950
		4,157,064
Environmental - 0.0%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (d)	55,000	55,000
Gaming - 0.1%
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	280,000	280,350
Healthcare - 0.3%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (d)	295,000	297,581
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 12/12/20 (d)	1,030,000	1,030,000
		1,327,581
Bank Loan Obligations - continued
	Principal Amount	Value
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (d)	$ 474,579	$ 476,952
Metals/Mining - 0.2%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (d)	678,300	684,235
Services - 0.2%
Garda World Security Corp.:
term loan 4% 11/8/20 (d)	552,042	552,732
Tranche DD, term loan 4% 11/8/20 (d)	141,220	141,397
		694,129
Technology - 1.0%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/27/21 (d)	995,000	999,975
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	1,953,238	1,950,894
NXP BV Tranche D, term loan 3.25% 1/11/20 (d)	1,012,463	1,012,463
		3,963,332
TOTAL BANK LOAN OBLIGATIONS (Cost $16,692,357)		16,813,130
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $15,081,150)	15,081,150	15,081,150
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $399,540,833)		412,749,792
NET OTHER ASSETS (LIABILITIES) - 0.0%		125,321
NET ASSETS - 100%		$ 412,875,113
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $156,285,330 or 37.9% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,168
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 380,855,512	$ -	$ 380,855,512	$ -
Bank Loan Obligations	16,813,130	-	16,813,130	-
Money Market Funds	15,081,150	15,081,150	-	-
Total Investments in Securities:	$ 412,749,792	$ 15,081,150	$ 397,668,642	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	76.0%
Canada	4.3%
Australia	3.1%
Luxembourg	2.9%
Cayman Islands	2.6%
United Kingdom	2.2%
Austria	2.0%
Bermuda	1.8%
Marshall Islands	1.4%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $384,459,683)	$ 397,668,642
Fidelity Central Funds (cost $15,081,150)	15,081,150
Total Investments (cost $399,540,833)		$ 412,749,792
Cash		2,732
Receivable for investments sold		3,312,029
Interest receivable		5,331,126
Distributions receivable from Fidelity Central Funds		924
Total assets		421,396,603

Liabilities
Payable for investments purchased	$ 8,519,059
Distributions payable	55
Other payables and accrued expenses	2,376
Total liabilities		8,521,490

Net Assets		$ 412,875,113
Net Assets consist of:
Paid in capital		$ 399,666,154
Net unrealized appreciation (depreciation) on investments		13,208,959
Net Assets, for 3,837,235 shares outstanding		$ 412,875,113
Net Asset Value, offering price and redemption price per share ($412,875,113 ÷ 3,837,235 shares)		$ 107.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 11,311,664
Income from Fidelity Central Funds		7,168
Total income		11,318,832

Expenses
Custodian fees and expenses	$ 4,073
Independent directors' compensation	846
Total expenses before reductions	4,919
Expense reductions	(881)	4,038
Net investment income (loss)		11,314,794
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,576,892
Change in net unrealized appreciation (depreciation) on investment securities		9,460,790
Net gain (loss)		15,037,682
Net increase (decrease) in net assets resulting from operations		$ 26,352,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,314,794	$ 22,097,619
Net realized gain (loss)	5,576,892	17,765,974
Change in net unrealized appreciation (depreciation)	9,460,790	(22,566,618)
Net increase (decrease) in net assets resulting from operations	26,352,476	17,296,975
Distributions to partners from net investment income	(11,139,107)	(21,554,320)
Affiliated share transactions Proceeds from sales of shares	5,003,268	167,520,818
Reinvestment of distributions	11,138,743	21,504,040
Cost of shares redeemed	(14,977,411)	(253,187,777)
Net increase (decrease) in net assets resulting from share transactions	1,164,600	(64,162,919)
Total increase (decrease) in net assets	16,377,969	(68,420,264)

Net Assets
Beginning of period	396,497,144	464,917,408
End of period	$ 412,875,113	$ 396,497,144
Other Affiliated Information Shares
Sold	47,214	1,582,229
Issued in reinvestment of distributions	105,196	203,038
Redeemed	(141,283)	(2,392,839)
Net increase (decrease)	11,127	(607,572)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 103.63	$ 104.86	$ 98.66	$ 98.10	$ 89.24	$ 92.46
Income from Investment Operations
Net investment income (loss)D	2.920	6.163	6.937	7.354	7.729	7.598
Net realized and unrealized gain (loss)	3.925	(1.387)	5.796	.073	8.103	(4.053)
Total from investment operations	6.845	4.776	12.733	7.427	15.832	3.545
Distributions to partners from net investment income	(2.875)	(6.006)	(6.533)	(6.867)	(6.972)	(6.765)
Net asset value, end of period	$ 107.60	$ 103.63	$ 104.86	$ 98.66	$ 98.10	$ 89.24
Total Return B,C	6.68%	4.58%	13.31%	7.61%	18.23%	4.96%
Ratios to Average Net Assets E,H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	5.58% A	5.80%	6.82%	7.27%	8.12%	9.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 412,875	$ 396,497	$ 464,917	$ 420,325	$ 437,584	$ 409,729
Portfolio turnover rate F	83% A	72%	41%	60%	70%	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

1. Organization.

Fidelity® Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,415,001
Gross unrealized depreciation	(1,868,008)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,546,993

Tax Cost	$ 399,202,799

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $173,884,275 and $161,359,208, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $846.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $35.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2014